EMPLOYEE BENEFIT PLANS - Activity for Option Plans (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares Under Option
Shares Under Options outstanding, beginning balance | shares	835
Shares Under Option, Granted | shares	362
Shares Under Option, Exercised | shares	(161)
Shares Under Option, Forfeited | shares	(14)
Shares Under Options outstanding, ending balance | shares	1,022
Shares Under Options, Options exercisable, ending balance | shares	342
Weighted-Average Exercise Price
Weighted-Average Exercise Price of Options outstanding, beginning balance | $ / shares	$ 121.89
Weighted-Average Exercise Price, Granted | $ / shares	167.81
Weighted-Average Exercise Price, Exercised | $ / shares	86.86
Weighted-Average Exercise Price, Forfeited | $ / shares	163.94
Weighted-Average Exercise Price of Options outstanding, ending balance | $ / shares	143.04
Weighted-Average Exercise Price, Options exercisable, ending balance | $ / shares	$ 111.28